Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Non-Cancellable Lease Arrangements

For the years ended December 31, 2024, 2023 and 2022, the Group subsisted of the following non-cancellable lease arrangements.

Description of lease	Lease term
Office premise at 33/F of Sunshine Plaza, Hong Kong	1-year fixed term lease from January 1, 2022 to December 31, 2023 1-year fixed term lease from January 1, 2023 to December 31, 2023 1-year fixed term lease from January 1, 2024 to December 31, 2024
Warehouse at Unit 1209 of Riley House, Hong Kong	1-year fixed term lease from January 1, 2022 to December 31, 2022 1-year fixed term lease from January 1, 2023 to December 31, 2023